Property, Plant and Equipment	12 Months Ended
Jun. 30, 2026
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

7. PROPERTY, PLANT AND EQUIPMENT

	Land $	Buildings $	Total $

Opening value – 1 July 2025	-	-	-

Additions [1]	276,073	185,406	461,479
Balance as at 30 June	276,073	185,406	461,479
Depreciation expense	-	(6,248)	(6,248)
Balance as at 30 June	-	(6,248)	(6,248)
Net carrying amount	276,073	179,158	455,231

There were no movements or balances in property, plant and equipment cost or accumulated depreciation in the year ended 30 June 2025.

[1]	During the year the Group acquired land and associated buildings as part of a strategic acquisition of 100% interest in Remington Capital Corporation – see Note 6 for further information.